CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 650,941	$ 575,215
Restricted cash	0	13
Accounts receivable, net of allowances for credit losses of $972 and $976	54	157
Amounts due from affiliated companies	5,580	10,672
Inventories	8,144	9,297
Prepaid expenses and other current assets	47,838	12,467
Total current assets	712,557	607,821
Property and equipment, net	2,401,336	2,180,897
Intangible assets, net	3,132	4,005
Long-term prepayments, deposits and other assets	71,605	117,555
Restricted cash	130	131
Operating lease right-of-use assets	14,640	17,379
Land use right, net	113,131	116,109
Total assets	3,316,531	3,043,897
Current liabilities:
Accounts payable	463	206
Accrued expenses and other current liabilities	131,824	118,946
Income tax payable	12	33
Amounts due to affiliated companies	40,702	42,966
Total current liabilities	173,001	162,151
Long-term debt, net	2,086,978	1,584,660
Other long-term liabilities	26,980	11,778
Deferred tax liabilities, net	495	448
Operating lease liabilities, non-current	14,591	17,137
Total liabilities	2,302,045	1,776,174
Commitments and contingencies (Note 13)
Shareholders' equity and participation interest:
Additional paid-in capital	2,134,227	2,134,227
Accumulated other comprehensive (loss) income	(1,290)	11,876
Accumulated losses	(1,284,769)	(1,086,160)
Total shareholders' equity	848,212	1,059,987
Participation interest	166,274	207,736
Total shareholders' equity and participation interest	1,014,486	1,267,723
Total liabilities, shareholders' equity and participation interest	3,316,531	3,043,897
Class A Ordinary Shares [Member]
Shareholders' equity and participation interest:
Ordinary shares, value	37	37
Class B Ordinary Shares [Member]
Shareholders' equity and participation interest:
Ordinary shares, value	$ 7	$ 7